Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Tax ownership percentage	50.00%
Tax provision	$ 0
Interest or penalties	0	$ 0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,300,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 5,300,000